Related Party Transactions (10-K) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				12 Months Ended					3 Months Ended		6 Months Ended		12 Months Ended				1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended									6 Months Ended	12 Months Ended		1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Subordinated Notes [Member]	Dec. 31, 2009 New Senior Secured Convertible Notes [Member]	Dec. 31, 2011 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2010 Convertible series A1 Preferred Stock [Member]	Dec. 31, 2009 Convertible series A1 Preferred Stock [Member]	Jun. 30, 2012 Convertible series A1 Preferred Stock [Member]	Oct. 31, 2009 Convertible series A1 Preferred Stock [Member]	Jun. 30, 2012 Former Chairman [Member]	Jun. 30, 2011 Former Chairman [Member]	Jun. 30, 2012 Former Chairman [Member]	Jun. 30, 2011 Former Chairman [Member]	Dec. 31, 2011 Former Chairman [Member]	Dec. 31, 2010 Former Chairman [Member]	Dec. 31, 2009 Former Chairman [Member] Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Former Chairman [Member] LMC [Member]	Aug. 31, 2011 Innovative Materials Group [Member]	Jun. 30, 2012 Innovative Materials Group [Member]	Jun. 30, 2012 Innovative Materials Group [Member]	Dec. 31, 2011 Innovative Materials Group [Member]	Aug. 05, 2011 Innovative Materials Group [Member]	Oct. 14, 2010 Innovative Materials Group [Member]	Dec. 31, 2009 Management [Member]	Dec. 31, 2009 Management [Member] Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 President and Chief Executive Officer [Member]	Dec. 31, 2009 President and Chief Executive Officer [Member] Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Vice President and Director [Member]	Dec. 31, 2009 Vice President and Director [Member] Convertible series A1 Preferred Stock [Member]	Dec. 31, 2009 Carlyle Entities [Member] Convertible series A1 Preferred Stock [Member]	Dec. 31, 2011 Chairman of Carlyle Entities- Mr. Mahamedi [Member]	Dec. 31, 2009 Chairman of Carlyle Entities- Mr. Mahamedi [Member]	Jun. 30, 2012 LLPG Inc - Mr Chitayat [Member]	Dec. 31, 2010 LLPG Inc - Mr Chitayat [Member]	Dec. 31, 2011 LLPG Inc - Mr Chitayat [Member]	Feb. 29, 2012 Chief Financial Officer [Member] Convertible series A1 Preferred Stock [Member]	Jun. 30, 2012 Visser Precision Cast LLC [Member]	Dec. 31, 2011 Former Chairman's Brother [Member]	Dec. 31, 2011 Former Director [Member]	Dec. 31, 2010 Former Director [Member]	Dec. 31, 2009 Former Director [Member]	Oct. 31, 2009 Former Director [Member]
Related Party Transaction [Line Items]
Amount paid for consulting services												$ 60		$ 128	$ 210	$ 102
Deposit received to purchase machinery and equipment																								520
Consideration received on sale of stock																			720
Promissory note receivable	200	200	0																				200
Interest rate on promissory note receivable (in hundredths)																			8.00%
Royalty revenue																				6	19	19																		0	0
Legal fees											0		2		154	0
Shares issued (in shares)		4,496,429						100,000																		100,000
Number of securities called by warrants issued (in shares)										4,500,000															2,500,000
Proceeds from issuance of preferred stock and warrants																									495
Convertible preferred stock conversion price (in dollars per share)						$ 0.10		$ 0.10	$ 0.10																	$ 0.10
Exercise price of securities called by warrants issued (in dollars per share)										$ 0.50															$ 0.49																		$ 0.50
Convertible preferred stock number of shares converted (in shares)						412,234	21,386										19,000											20,000		50,000							10,000
Common stock issued on conversion of convertible securities (in shares)																	1,074,154											1,130,688		2,826,720							565,344
Interest rate on notes, stated percentage (in hundredths)				8.00%	8.00%
Preferred stock issued to investors	6,395	2,800																													2,500
Outstanding trade receivables																																			0	0
Options granted (in shares)																																										750,000
Exclusive license modification fee																																			$ 360
Percentage of beneficial ownership held in the entity															5%			5%									greater-than-5%		greater-than-5%			greater-than-5%	greater-than-5%	greater-than-5%				greater-than-5%	greater-than-5%	greater-than-5%